Financial Assets and Liabilities - Summary of Financial Assets and Liabilities Measured and Recognized at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Financial assets at fair value through other comprehensive income:
Total Financial Assets	$ 1,758	$ 2,080
Financial liabilities at fair value through profit or loss:
Contingent consideration	23,284	25,409
Warrant liabilities	2,185
Total Financial Liabilities	25,469	25,409
Level 3
Financial assets at fair value through other comprehensive income:
Total Financial Assets	1,758	2,080
Financial liabilities at fair value through profit or loss:
Contingent consideration	23,284	25,409
Warrant liabilities	2,185
Total Financial Liabilities	25,469	25,409
Equity Securities
Financial assets at fair value through other comprehensive income:
Total Financial Assets	1,758	2,080
Equity Securities | Level 3
Financial assets at fair value through other comprehensive income:
Total Financial Assets	$ 1,758	$ 2,080